SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Note receivable from participant, interest and dividends	$ 2,164,155	$ 1,833,690
Note receivable from participant, allowance for credit loss	0	0
Investments, at fair value	$ 2,053,982,162	$ 1,842,058,039
Employer common stock Investments, percentage of ownership	4.20%	4.40%
Zions Bancorporation, N.A. common stock
EBP, Accounting Policy [Line Items]
Investments, at fair value	$ 366,899,621	$ 357,846,882
Investment, at fair value (in shares)	6,265,968	6,578,851